N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002059105
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Credit Co-Investment Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation by investing at least 80% of its total assets in private credit investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives utilizing a variety of non-bank
or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.

Risk Factors [Table Text Block]
An investment in the Fund involves material risks, including market risk, performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.